ALIGN ALTERNATIVE ACCESS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Investments	Shares	Cost	Fair Value	% of Net Assets	Unrealized Appreciation / (Depreciation) from Investments
EXCHANGE TRADED FUNDS - 11.2%
ALTERNATIVE - 1.6%
ProShares Bitcoin Strategy ETF	17,500	$276,924	$212,800	1.6%	$(64,124)

FIXED INCOME - 9.6%
WisdomTree Floating Rate Treasury Fund (a)	24,758	1,248,041	1,245,823	9.6%	(2,218)

TOTAL EXCHANGE TRADED FUNDS - 11.2%		$1,524,965	$1,458,623	11.2%	$(66,342)

PRIVATE INVESTMENT FUNDS - 56.0% (b)
Apollo Aligned Alternatives, L.P Class I (c)	550,000	$550,000	$576,208	4.4%	$26,208
Apollo Asset Backed Credit Co. Class I	100,000	100,000	100,468	0.8%	468
Ares Strategic Income Fund Class I	330,000	330,000	329,640	2.5%	(360)
Blackstone Private Credit Fund Class I	330,000	330,000	325,018	2.5%	(4,982)
Blackstone Real Estate Income Trust, Inc. Class I	220,000	220,000	225,377	1.7%	5,377
Blue Owl Credit Income Corp. Class I	330,000	330,000	326,857	2.5%	(3,143)
Carlyle AlpInvest Private Markets Fund Class I	550,000	550,000	585,660	4.5%	35,660
Golub Capital Private Credit Fund Class I	330,000	330,000	329,476	2.5%	(524)
Hamilton Lane Private Infrastructure Fund Class Y (c)	1,000,000	1,000,000	1,004,576	7.7%	4,576
Hamilton Lane Private Infrastructure Fund Class I (c)	100,000	100,000	103,907	0.8%	3,907
Hines Global Income Trust Class I	220,000	220,000	219,327	1.7%	(673)
HPS Corporate Lending Fund Class I	330,000	330,000	330,000	2.5%	—
John Hancock Marathon Asset-Based Lending Fund Class I	165,000	165,000	162,814	1.3%	(2,186)
KKR FS Income Trust Class I	100,000	100,000	100,236	0.8%	236
Monroe Capital Income Plus Class I	800,000	800,000	774,877	6.0%	(25,123)
Partners Group Private Equity (Master Fund), LLC Class I	800,000	800,000	793,735	6.1%	(6,265)
Stepstone Iinfrastructure Fund Class I	1,000,000	1,000,000	997,266	7.7%	(2,734)
TOTAL PRIVATE FUNDS - 56.0%		$7,255,000	$7,285,442	56.0%	$30,442

SHORT-TERM INVESTMENTS - 33.0%
MONEY MARKET FUNDS - 33.0%
Federated Government Obligations Fund, Institutional Class, 3.62% (d)	4,285,602	4,285,602	4,285,602	33.0%	—
TOTAL SHORT-TERM INVESTMENTS		$4,285,602	$4,285,602	33.0%	$—

	Contracts (e)	Expiration Date	Exercise Price	Notional Value	Fair Value
PURCHASED EQUITY OPTIONS - 0.1%
SPDR S&P 500 ETF Trust	1	2/27/2026	$680	$68,192	$1,203
TOTAL PUT OPTIONS PURCHASED (Cost - $1,014)					$1,203

TOTAL INVESTMENTS - 100.3% (Cost - $13,066,581)			$13,030,870
PUT OPTIONS WRITTEN - (0.1)% (Premiums received - $14,665)			(8,760)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(23,748)
NET ASSETS - 100.0%			$12,998,362

1

ALIGN ALTERNATIVE ACCESS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

WRITTEN EQUITY OPTIONS - (0.1)%	Contracts (e)	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN - (0.1)%
SPDR S&P 500 ETF Trust	(1)	1/30/2026	$ 680	$ (68,192)	$ (796)
SPDR S&P 500 ETF Trust	(4)	9/18/2026	635	(272,768)	(7,964)
TOTAL PUT OPTIONS WRITTEN (Premiums received - $14,665)					(8,760)

ETF - Exchange Traded Fund
LLC - Limited Liability Company
L.P - Limited Partnership

(a)	All or a portion of this security is held as collateral for written options.
(b)	Securities restricted to resale and are deemed illiquid.
(c)	Non-income producing security
(d)	Rate disclosed is the seven-day effective yield as of December 31, 2025.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
2